Schedule of Investments (unaudited)	iShares® Global Energy ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
Ampol Ltd.	166,823	$3,332,531
Santos Ltd.	2,285,872	11,437,333
Woodside Energy Group Ltd.	1,324,349	30,634,280
		45,404,144
Austria — 0.2%
OMV AG	100,389	4,262,737

Brazil — 1.0%
Petroleo Brasileiro SA, ADR	1,299,591	17,973,343

Canada — 11.6%
Cameco Corp.	301,345	9,437,859
Canadian Natural Resources Ltd.	765,581	43,042,440
Cenovus Energy Inc.	956,493	16,245,399
Enbridge Inc.	1,413,385	52,534,499
Imperial Oil Ltd.	121,953	6,239,648
Pembina Pipeline Corp.	385,267	12,112,754
Suncor Energy Inc.	913,767	26,804,292
TC Energy Corp.	713,465	28,834,811
Tourmaline Oil Corp.	223,264	10,519,826
		205,771,528
Chile — 0.1%
Empresas COPEC SA	258,425	1,917,829

Colombia — 0.1%
Ecopetrol SA, ADR	174,596	1,789,609

Finland — 0.6%
Neste OYJ	299,763	11,541,845

France — 5.2%
TotalEnergies SE	1,619,706	92,978,612

Italy — 1.7%
Eni SpA	1,744,649	25,116,640
Tenaris SA	320,667	4,796,873
		29,913,513
Japan — 0.9%
ENEOS Holdings Inc.	2,110,520	7,254,322
Inpex Corp.	733,400	8,057,469
		15,311,791
Norway — 1.5%
Aker BP ASA	215,512	5,056,211
Equinor ASA	731,615	21,303,785
		26,359,996
Portugal — 0.2%
Galp Energia SGPS SA	311,990	3,645,880

Spain — 0.8%
Repsol SA	928,552	13,504,859

United Kingdom — 12.5%
BP PLC	12,759,722	74,291,875
Shell PLC	4,919,837	146,766,925
		221,058,800

Security	Shares	Value

United States — 59.4%
APA Corp.	214,753	$7,338,110
Baker Hughes Co.	706,765	22,340,842
Chevron Corp.	1,205,814	189,734,833
ConocoPhillips	758,624	78,601,033
Coterra Energy Inc.	529,996	13,408,899
Devon Energy Corp.	447,998	21,656,223
Diamondback Energy Inc.	126,555	16,624,265
EOG Resources Inc.	408,318	46,727,912
EQT Corp.	253,407	10,422,630
Exxon Mobil Corp.	2,797,480	300,029,730
Halliburton Co.	627,833	20,712,211
Hess Corp.	192,825	26,214,559
Kinder Morgan Inc.	1,376,657	23,706,033
Marathon Oil Corp.	429,788	9,893,720
Marathon Petroleum Corp.	296,478	34,569,335
Occidental Petroleum Corp.	500,995	29,458,506
ONEOK Inc.	312,554	19,290,833
Phillips 66	320,069	30,528,181
Pioneer Natural Resources Co.	162,999	33,770,133
Schlumberger NV	995,019	48,875,333
Targa Resources Corp.	158,254	12,043,129
Valero Energy Corp.	252,322	29,597,370
Williams Companies Inc. (The)	849,953	27,733,966
		1,053,277,786
Total Common Stocks — 98.4%
(Cost: $1,649,222,820)		1,744,712,272

Preferred Stocks

Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, ADR	1,603,693	19,837,683

Total Preferred Stocks — 1.1%
(Cost: $25,380,004)		19,837,683

Total Long-Term Investments — 99.5%
(Cost: $1,674,602,824)		1,764,549,955

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(a)(b)	2,210,000	2,210,000
Total Short-Term Securities — 0.1%
(Cost: $2,210,000)		2,210,000

Total Investments — 99.6%
(Cost: $1,676,812,824)		1,766,759,955

Other Assets Less Liabilities — 0.4%		6,414,953

Net Assets — 100.0%		$1,773,174,908

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(205	)(b)	$205	$—	$—	—	$262	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,710,000	—	(1,500,000	)(b)	—	—	2,210,000	2,210,000	49,618		—
					$205	$—	$2,210,000		$49,880		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	77	09/15/23	$6,599	$33,874
FTSE 100 Index	12	09/15/23	1,152	(404)
				$33,470

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,280,730,095	$463,982,177	$—	$1,744,712,272
Preferred Stocks	19,837,683	—	—	19,837,683

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,210,000	$—	$—	$2,210,000
	$1,302,777,778	$463,982,177	$—	$1,766,759,955
Derivative Financial Instruments(a)
Assets
Equity Contracts	$33,874	$—	$—	$33,874
Liabilities
Equity Contracts	—	(404)	—	(404)
	$33,874	$(404)	$—	33,470

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

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